Stockholders' Equity (Details Textual) - USD ($)								1 Months Ended																																9 Months Ended	12 Months Ended
	Mar. 08, 2016	Feb. 08, 2016	Feb. 02, 2016	Oct. 06, 2015	Jun. 11, 2014	Apr. 07, 2014	Aug. 12, 2013	Apr. 26, 2016	Mar. 25, 2016	Mar. 21, 2016	Dec. 18, 2015	Dec. 16, 2015	Nov. 19, 2015	Oct. 27, 2015	Sep. 30, 2015	Jul. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Mar. 19, 2015	Jan. 31, 2015	Jan. 25, 2015	Jan. 09, 2015	Dec. 31, 2014	Dec. 16, 2014	Nov. 12, 2014	Aug. 31, 2014	Aug. 02, 2014	Jun. 24, 2014	Jun. 15, 2014	Jan. 23, 2014	Dec. 31, 2013	Dec. 23, 2013	Nov. 30, 2013	Oct. 31, 2013	Oct. 25, 2013	Oct. 21, 2013	Sep. 18, 2013	Aug. 31, 2013	Aug. 28, 2013	Apr. 30, 2016	Jul. 31, 2015	Jul. 31, 2014	Sep. 30, 2016	Nov. 26, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																																								1,437,500	195,000
Stock based compensation expense																																									$ 1,008,239	$ 8,283,582
Stock Issued During Period, Shares, Issued for Services	3,582		5,500			3,762	3,750									800	1,232	20,900		5,000			24,015			7,846				3,333		3,750	12,500	3,750	3,346	2,259	3,750		5,000
Stock Issued During Period, Value, Issued for Services	$ 32,775		$ 57,750			$ 15,049	$ 15,000									$ 5,840	$ 8,994	$ 141,130		$ 19,720			$ 91,258			$ 44,723				$ 20,651		$ 21,750	$ 66,500	$ 15,750	$ 13,382	$ 9,036	$ 22,500		$ 35,000	$ 1,215,719	311,665	213,967
Stock Issued During Period, Value, New Issues		$ 106,385
Stock Issued During Period, Shares, New Issues		10,746
Share-based Compensation, Total																																								$ 121,760	$ 1,729,216	$ 9,217,549
Common Stock, Shares Authorized																1,000,000,000																								1,000,000,000	1,000,000,000	1,000,000,000		200,000,000
Stock Issued During Period Shares Exercise Of Warrants																																										89,872
Debt Conversion, Original Debt, Amount																														25,000											$ 0	$ 8,056
Paid-in-Kind Interest																														$ 3,707
Cash Less Warrants Exercised																																										888,452
Stock Issued During Period, Value, Stock Options Exercised									$ 30,000																															$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period									15,715
Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance																																											24,000
Letter Of Intent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, New Issues												$ 94,500	$ 120,347
Stock Issued During Period, Shares, New Issues										9,000	7,000	64,050	14,327
Additional Stock Issue During Period Upon Milestones													92,634
Stock Issued During Period, Value, Stock Options Exercised									$ 30,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period									15,715
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services															10,000
Stock Issued During Period, Value, Issued for Services															$ 80,500
Aegis Therapeutics, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares				13,697
Stock Issued During Period, Value				$ 106,152
Stock Issued During Period, Value, New Issues								$ 431,500
Stock Issued During Period, Shares, New Issues								50,000
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																																								1,437,500	195,000
Options granted, exercise price																																								$ 7.25	$ 11.33
October 27, 2015 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted														1,437,500
Options granted, exercise price																																								$ 7.25
Expiration period																																								10 years
Stock based compensation expense																																								$ 10,062,500
Vested Options [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense																																								121,055	$ 37,048
Non Vested Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost																																								$ 44,352
Non Vested Stock Options [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost																$ 135,640																									$ 135,640
Issue Date Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance																																								11,000
Issue Date Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance																																								13,000
August 1, 2013 Options [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																																						375,000
Expiration period																																						10 years
Stock based compensation expense																																										$ 1,068,750
August 1, 2013 Options [Member] | Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price																																						$ 10.00
August 1, 2013 Options [Member] | Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price																																						$ 20.00
November 1, 2013 Options [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																																	225,000
Expiration period																																						10 years
Stock based compensation expense																																										985,500
November 1, 2013 Options [Member] | Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price																																	$ 6.00
November 1, 2013 Options [Member] | Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price																																	$ 10.00
December 31, 2013 Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period																							10 years
December 31, 2013 Options [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																															665,000
Stock based compensation expense																																										3,591,000
December 31, 2013 Options [Member] | Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price																															$ 6.00
December 31, 2013 Options [Member] | Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price																															$ 10.00
June 2014 Grant [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted					240,000
Options granted, exercise price					$ 10.00
Expiration period																																									10 years
June 2014 Grant [Member] | Minimum [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price					12.50
June 2014 Grant [Member] | Maximum [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price					$ 25.00
June 2014 Grant [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																													1,075,000
Expiration period																													10 years
Stock based compensation expense																																									$ 2,580,000
June 2014 Grant [Member] | Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price																													$ 5.00
June 2014 Grant [Member] | Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price																													$ 8.00
June 2014 Consultant Options [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																												30,000
Options granted, exercise price																												$ 5.00
Expiration period																												7 years
Stock based compensation expense																																									34,500	$ 34,500
Unrecognized stock-based compensation cost																												$ 69,000
Future Warrants Authorized For Grant [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted					225,400
August 2 Option Grant [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																											30,000
Options granted, exercise price																											$ 10.00
Expiration period																											5 years
Stock based compensation expense																																									173,999
November 12 Option Grant [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																									30,000
Options granted, exercise price																									$ 10.00
Expiration period																									5 years
Stock based compensation expense																																									103,951
Vesting Period																									3 years
Fair value of option granted																									$ 188,825
November 12 Option Grant Two [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																									20,000
Options granted, exercise price																									$ 15.00
Expiration period																									5 years
Stock based compensation expense																																									67,984
Vesting Period																									3 years
Fair value of option granted																									$ 127,150
January 9 Option Grant [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																						15,000
Options granted, exercise price																						$ 10.00
Expiration period																						5 years
Stock based compensation expense																																									65,163
January 25 Option Grant [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																					10,000
Options granted, exercise price																					$ 10.00
Expiration period																					5 years
Stock based compensation expense																																									36,169
March 19 Option Grant [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																			48,000
Options granted, exercise price																			$ 10.00
Expiration period																			5 years
Stock based compensation expense																																									282,227
July 2015 Option Grant [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																10,000
Options granted, exercise price																$ 10.00
Expiration period																3 years
Stock based compensation expense																																									55,043
March 19 Option Grant Two [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																			32,000
Options granted, exercise price																			$ 15.00
Expiration period																			5 years
Stock based compensation expense																																									186,655
December 16 Warrant Issuance [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period																								10 years
Class of Warrant or Right, Outstanding																								38,800
Class of Warrant or Right, Exercise Price of Warrants or Rights																								$ 8.00
Warrants and Rights Outstanding																$ 144,724																									144,724
March 19 Warrant Issuance [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period																			5 years
Class of Warrant or Right, Outstanding																			45,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 10.00
Warrants and Rights Outstanding																$ 264,588																									$ 264,588